Segment Information - Narrative (Details)	12 Months Ended
Dec. 31, 2021 segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Osage Pipeline
Segment Reporting Information [Line Items]
Equity method investment, ownership percentage	50.00%
UNEV Pipeline
Segment Reporting Information [Line Items]
Equity method investment, ownership percentage	75.00%